Goodwill and Intangible Assets, Net - Schedule of Change in the Carrying Amount of Goodwill by Reporting Unit (Details)	12 Months Ended
Dec. 31, 2020 CNY (¥)
Change in the carrying amount of goodwill
Balance at beginning of the year	¥ 200,478,795
Disposal of campuses in relation to junior art education service	(5,723,832)
Balance at end of the year	194,754,963
Overseas Art Study Services
Change in the carrying amount of goodwill
Balance at beginning of the year	176,046,647
Balance at end of the year	176,046,647
Other educational services reporting unit
Change in the carrying amount of goodwill
Balance at beginning of the year	24,432,148
Disposal of campuses in relation to junior art education service	(5,723,832)
Balance at end of the year	¥ 18,708,316